Other Comprehensive Income, Summary of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt securities:
Net unrealized gains (losses) arising during the period, Before tax	$ (1,824)	$ 1,136	$ (14,320)
Net unrealized gains (losses) arising during the period, Tax effect	449	(278)	3,526
Net unrealized gains (losses) arising during the period, Net of tax	(1,375)	858	(10,794)
Reclassification of net (gains) losses to net income, Before tax	1,437	549	391
Reclassification of net (gains) losses to net income, Tax effect	(354)	(136)	(97)
Reclassification of net (gains) losses to net income, Net of tax	1,083	413	294
Net change, Before tax	(387)	1,685	(13,929)
Net change, Tax effect	95	(414)	3,429
Net change, Net of tax	(292)	1,271	(10,500)
Cash Flow Hedges:
Net change, Before tax	(356)	545	(1,448)
Net change, Tax effect	88	(134)	358
Net change, Net of tax	(268)	411	(1,090)
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period, Before tax	99	(22)	(141)
Net actuarial and prior service gains (losses) arising during the period, Tax effect	(24)	5	35
Net actuarial and prior service gains (losses) arising during the period, Net of tax	75	(17)	(106)
Reclassification of amounts to noninterest expense, Before tax	109	109	343
Reclassification of amounts to noninterest expense, Tax effect	(24)	(24)	(83)
Reclassification of amounts to noninterest expense, Net of tax	85	85	260
Net change, Before tax	208	87	202
Net change, Tax effect	(48)	(19)	(48)
Net change, Net of tax	160	68	154
Debit valuation adjustment (DVA):
Net unrealized gains (losses) arising during period, Before tax	(40)	(38)	73
Net unrealized gains (losses) arising during period, Tax effect	9	9	(15)
Net unrealized gains (losses) arising during period, Net of tax	(31)	(29)	58
Reclassification of net (gains) losses to net income, Before tax	0	0	0
Reclassification of net (gains) losses to net income, Tax effect	0	0	0
Reclassification of net (gains) losses to net income, Net of tax	0	0	0
Net change, Before tax	(40)	(38)	73
Net change, Tax effect	9	9	(15)
Net change, net of tax	(31)	(29)	58
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period, Before tax	(163)	65	(233)
Net unrealized gains (losses) arising during the period, Tax effect	(2)	(2)	(3)
Net unrealized gains (losses) arising during the period, Net of tax	(165)	63	(236)
Reclassification of net (gains) losses to net income, Before tax	0	0	0
Reclassification of net (gains) losses to net income, Tax	0	0	0
Reclassification of net (gains) losses to net income, Net of Tax	0	0	0
Net change, Before tax	(163)	65	(233)
Net change, Tax effect	(2)	(2)	(3)
Net change, Net of tax	(165)	63	(236)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), Before tax	(738)	2,344	(15,335)
Other comprehensive income (loss), Tax effect	142	(560)	3,721
Other comprehensive income (loss), after tax	(596)	1,784	(11,614)
Noncontrolling interests [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), after tax	0	2	2
Total Wells Fargo stockholders' equity [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), after tax	(596)	1,782	(11,616)
Fair value hedging [Member]
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges, Before tax	20	22	87
Change in fair value of excluded components on fair value hedges, Tax	(5)	(6)	(21)
Change in fair value of excluded components on fair value hedges, Net of tax	15	16	66
Cash flow hedging [Member]
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges, Before Tax	(1,223)	(201)	(1,541)
Net unrealized gains (losses) arising during the period on cash flow hedges, Tax	302	50	381
Net unrealized gains (losses) arising during the period on cash flow hedges, Net of Tax	(921)	(151)	(1,160)
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	847	724	6
Reclassification of net (gains) losses to net income on cash flow hedges, Tax	(209)	(178)	(2)
Reclassification of net (gains) losses to net income on cash flow hedges, Net of tax	$ 638	$ 546	$ 4